13. Regulatory Matters	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements
Regulatory Capital Requirements under Banking Regulations [Text Block]
13. Regulatory Matters

The Corporation and its subsidiary bank are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Corporation’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Corporation and its subsidiary bank must meet specific capital guidelines that involve quantitative measures of each entity’s assets, liabilities, and certain off-balance sheet items as calculated under regulatory accounting practices. The Corporation’s and its subsidiary bank’s capital amounts and classifications are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.  Furthermore, the Corporation and subsidiary bank’s regulators could require adjustments to regulatory capital not reflected in these financial statements.

Quantitative measures established by regulation to ensure capital adequacy require the Corporation and its subsidiary bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier 1 capital to risk-weighted assets, and of Tier 1 capital to average adjusted assets. As of December 31, 2011, the subsidiary bank was categorized as significantly under-capitalized for two of the three ratios under the regulatory framework, while the Corporation was classified as significantly under-capitalized for all three ratios.  As of December 31, 2010, the subsidiary bank was categorized as well-capitalized for all three ratios under the regulatory framework, while the Corporation was classified as well-capitalized for two ratios and adequately-capitalized for one ratio.

On March 29, 2012, the Subsidiary Bank’s Board of Directors received a Prompt Corrective Action (“PCA”) Notice under 12 U.S.C. 1831o and 12 C.F.R. Part 6 due to its amended Call Report filed with the OCC on March 22, 2012 reflecting capital ratios in the Significantly Undercapitalized PCA capital category.  This Notice places the Bank under certain mandatory PCA restrictions regarding the payment of capital distributions and management fees, as well as restrictions on asset growth, on certain expansion activities, including acquisitions, new branches, and new lines of business, and on payment of bonuses and compensation to senior executive officers.  These mandatory requirements also include a requirement that the Bank submit an acceptable Capital Restoration Plan (“CRP”) to the OCC no later than May 7, 2012, addressing the steps the Bank will take to become adequately capitalized, the levels of capital to be attained during each quarter of each year of the CRP, the types and level of activities in which the Bank will engage; and how management will comply with the restrictions against asset growth, and acquisition, branching and new lines of business. The subsidiary bank's capital category is determined solely for the purpose of applying PCA and may not constitute an accurate representation of the subsidiary bank's overall financial condition or prospects.

To be categorized as well-capitalized, the Corporation and the subsidiary bank must maintain total risk-based, Tier 1 risk-based and Tier 1 leverage ratios as set forth in the table that follows, at December 31, 2011. The Corporation’s and the subsidiary bank’s actual capital amounts and ratios as of December 31, 2011 and 2010 are as follows:

	Actual		Minimum Capital Requirement per Regulation for Capital Adequacy Purposes		Minimum To Be Considered Adequately Capitalized per Consent Order
	Amount	Ratio	Amount	Ratio	Amount		Ratio
As of December 31, 2011:

Total Capital (to risk-weighted assets):
Princeton National Bancorp, Inc.	$(3,418)	(0.50)%	$54,204	8.00%		$81,306	12.00%
Citizens First National Bank	31,554	4.60%	54,892	8.00%		82,339	12.00%

Tier 1 Capital (to risk-weighted assets):
Princeton National Bancorp, Inc.	$(3,418)	(0.50)%	$27,102	4.00%	$	N/A	N/A
Citizens First National Bank	22,707	3.31%	27,446	4.00%		N/A	N/A

Tier 1 Capital (to average adjusted assets):
Princeton National Bancorp, Inc.	$3,418	(0.32)%	$42,365	4.00%		$84,729	8.00%
Citizens First National Bank	22,707	2.14%	42,354	4.00%		84,718	8.00%

	Actual		Minimum Capital Requirement		Minimum To Be Well- Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2010:

Total Capital (to risk-weighted assets):
Princeton National Bancorp, Inc.	$76,618	9.68%	$63,339	8.00%	$79,174	10.00%
Citizens First National Bank	81,447	10.29%	63,326	8.00%	79,157	10.00%

Tier 1 Capital (to risk-weighted assets):
Princeton National Bancorp, Inc.	$66,476	8.40%	$31,669	4.00%	$47,504	6.00%
Citizens First National Bank	71,307	9.01%	31,663	4.00%	47,494	6.00%

Tier 1 Capital (to average adjusted assets):
Princeton National Bancorp, Inc.	$66,476	5.76%	$46,190	4.00%	$57,738	5.00%
Citizens First National Bank	71,307	6.18%	46,184	4.00%	57,730	5.00%

On March 15, 2010, the Bank entered into a formal written agreement (the “Agreement”) with the OCC. The Agreement sets forth the Bank’s commitments to: (i) review and take action as necessary regarding its allowance for loan losses; (ii) improve the Bank’s asset quality through the development of workout plans for criticized assets and the assessment of credit risk; and (iii) revise the Bank’s credit risk rating management information system.

On February 28, 2011, as required by the Corporation’s primary regulator, the Federal Reserve Bank, a resolution of the Corporation’s Board of Directors was passed requiring that the Corporation obtain written approval from the Federal Reserve Bank prior to any of the following: the declaration or payment of dividends; any increase in debt; any distribution of interest, principal, or other sum associated with subordinated debentures or trust preferred securities; and the redemption of Corporation stock.

On September 20, 2011, the Bank entered into a Stipulation and Consent to the Issuance of a Consent Order (the “Consent Order”) with the Office of the Comptroller of the Currency (the “OCC”).  The Consent Order replaced the above-noted formal written agreement entered into by the Bank with the OCC on March 15, 2010. Under the terms of the Consent Order, the subsidiary bank is required to, among other things: (i) adopt and adhere to a three-year written strategic plan that establishes objectives for the subsidiary bank’s overall risk profile, earnings performance, growth, balance sheet mix, off-balance sheet activities, liability structure, capital adequacy, reduction in non-performing assets and its product development; (ii) adopt and maintain a capital plan; (iii) by December 19, 2011, achieve and thereafter maintain a Tier 1 capital ratio of at least 8% and a total risk-based capital ratio of at least 12%; (iv) seek approval of the OCC prior to paying dividends on its capital stock; (v) develop a program to reduce the subsidiary bank’s credit risk; (vi) take certain actions related to credit and collateral exceptions; (vii) reaffirm the subsidiary bank’s liquidity risk management program; and (viii) appoint a compliance committee of the Board of Directors to help ensure the subsidiary bank’s compliance with the Consent Order.  The subsidiary bank is also required to submit certain regular reports with respect to the foregoing requirements.

On December 19, 2011, the subsidiary bank submitted to the OCC a three year strategic plan and capital plan designed to strengthen the Corporation and its subsidiary bank’s operations and capital position going forward.  The plans reflected the current challenges with respect to capital and difficulties in projecting the impact of economic weakness in the Corporation’s markets on its loan portfolio, as well as strategies to maintain the financial strength of the Corporation and its subsidiary bank.  A significant part of the plans was the initiative by the Corporation to evaluate the sale of branch locations of the subsidiary bank in order to generate profits to improve capital ratios of the subsidiary bank.  As of December 31, 2011, the corporation has not committed to a plan to sell any particular branches.

On October 27, 2011, the Corporation entered into a Written Agreement with the Federal Reserve Bank (the “FRB”).   Under the terms of the Written Agreement, the Corporation is required to, among other things: (i) serve as a source of strength to the subsidiary bank, including taking steps to ensure  that the subsidiary bank complies with the Consent Order it entered into with the OCC on September 20, 2011, and any other supervisory action taken by the subsidiary bank’s federal regulator; (ii) refrain from declaring or paying any dividend, or taking dividends or other payments representing a reduction in the subsidiary bank’s capital, each without the prior written consent of the FRB and the Director of the Division of Banking Supervision and Regulation (the “Director”) of the Board of Governors of the Federal Reserve System; (iii) refrain from making any distributions of interest, principal, or other sums on subordinated debentures or trust preferred securities without the prior approval of the FRB and the Director; (iv) refrain from incurring, increasing, or guaranteeing any debt, and from purchasing or redeeming any shares of its capital stock, each without the prior approval of the FRB; (v) provide the FRB with a written plan to maintain sufficient capital at the Corporation on a consolidated basis; (vi) provide the FRB with a projection of the Corporation’s planned sources and uses of cash; (vii) comply with certain regulatory notice provisions pertaining to the appointment of any new director or senior executive officer, or the changing of responsibilities of any senior executive officer; and (viii) comply with certain regulatory restrictions on indemnification and severance payments.  The Corporation is also required to submit certain reports to the FRB with respect to the foregoing requirements.  Pursuant to the Written Agreement, the Corporation has agreed to take certain actions and operate in compliance with the Written Agreement’s provisions during its term.

As of December 31, 2011, the Corporation’s total risk-based capital ratio was (0.50)%, Tier 1 risk-based capital ratio was (0.50)% and its Tier 1 leverage ratio was (0.32)%. The capital ratios fell below the adequately capitalized levels primarily due to continued operating losses at the subsidiary bank. The regulatory capital ratios are further reduced by the limitation on trust preferred securities includible in Tier 1 capital, based on the decreased level of core capital. As of December 31, 2011, the subsidiary bank had a total capital to risk weighted assets ratio of 4.60%, a Tier 1 capital to risk-weighted assets ratio of 3.31% and a leverage ratio of 2.14%

The Corporation has generated net losses in each of the last three years, with losses of $54,350 in 2011, $16,979 in 2010 and $21,126 in 2009. The 2009 loss was largely due to the 100% write-off of the subsidiary bank’s goodwill of $24,521. The subsidiary bank has continued to generate losses in 2010 and 2011 from significant increases in non-performing assets, impaired loans and loan loss provisions, resulting in the subsidiary bank’s primary regulator imposing a Consent Order. Due to the net losses incurred by the Corporation in the last three years, equity capital has been reduced to a level that leaves the Corporation with very little capacity to absorb further losses.

In 2010, the Corporation and subsidiary bank’s Boards of Directors initiated a process to identify and evaluate a broad range of strategic alternatives to strengthen the Corporation’s capital base and enhance shareholder value. These strategic alternatives include asset sales, consolidation of operations, closing of branches, capital enhancement and other recapitalization transactions. The subsidiary bank retained outside financial and legal advisors to assist with its evaluation and oversight.

In December 2011, as part of the capital plan submitted to the OCC in response to the Consent Order, several capital enhancement alternatives were evaluated including a public offering of common shares, a shareholder rights offering, the sale of branch locations and other asset sales.  In 2012, the board and management continue to evaluate these potential alternatives with advisors, independent parties and the OCC, which under the consent order must provide prior approval before the execution of any capital enhancement transaction.

If the Corporation is unsuccessful in assessing and implementing other strategic and capital-raising options, and if a liquidity crisis would develop, the Corporation has various alternatives, which could include selling or closing additional branches, packaging and selling high-quality commercial loans, executing sale/leaseback agreements on its banking facilities and other options. If executed, these transactions would decrease the subsidiary bank’s assets and liabilities, improve capital ratios and reduce general, administrative and other expense. The Corporation is continuing to explore and evaluate all strategic and capital-raising options with its financial and legal advisors.